Financial Instruments - Schedule of Financial Instruments (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Derivative warrants [Member]
Financial liabilities:
Classification	FVTPL
Financial liabilities	R$ 7,663	R$ 4,464
Contingent consideration on acquisitions [Member]
Financial liabilities:
Classification	FVTPL
Financial liabilities		144,526
Exposure premium - debentures [Member]
Financial liabilities:
Classification	FVTPL
Financial liabilities	R$ 2,940	1,835
Deferred consideration on acquisitions [Member]
Financial liabilities:
Classification	Amortized cost
Financial liabilities	R$ 277,183	87,551
Loans and financing [Member]
Financial liabilities:
Classification	Amortized cost
Financial liabilities	R$ 2,887	5,289
Debentures [Member]
Financial liabilities:
Classification	Amortized cost
Financial liabilities	R$ 40,740	51,197
Related Parties [Member]
Financial liabilities:
Classification	Amortized cost
Financial liabilities	R$ 1,078	R$ 9,867